Operating leases (Details Narrative) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Operating Lease, Right-of-Use Asset	$ 32,153		$ 37,618
Charter In Vessels [Member]
Operating Lease, Right-of-Use Asset	$ 31,774		37,191
Operating Lease, Weighted Average Remaining Lease Term	5 years 2 months 8 days
Operating Lease, Expense	$ 5,960	$ 5,953
Office Rental [Member]
Operating Lease, Right-of-Use Asset	$ 379		$ 427
Operating Lease, Weighted Average Remaining Lease Term	1 year 4 months 9 days
Operating Lease, Expense	$ 255	$ 247